Commitments and Contingencies - Commitments to Fund Newbuilding and Other Construction Contract Costs (Details) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2019	Sep. 30, 2020
Unrecorded Unconditional Purchase Obligation [Line Items]
Total estimated remaining costs		$ 54,249
Estimated Costs Remainder of 2020		3,316
Estimated Costs 2021		35,922
Estimated Costs 2022		15,011
Equity Method Investments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total estimated remaining costs		11,339
Estimated Costs Remainder of 2020		0
Estimated Costs 2021		11,339
Estimated Costs 2022		0
Consolidated Entities [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total estimated remaining costs		42,910
Estimated Costs Remainder of 2020		3,316
Estimated Costs 2021		24,583
Estimated Costs 2022		$ 15,011
Long-term Purchase Commitment, Amount	$ 59,500
Bahrain LNG Joint Venture [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Equity Method Investment, Ownership Percentage		30.00%
Bahrain LNG Joint Venture [Member] | Lng Receiving and Regasification Terminal [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Line of credit facility, maximum borrowing capacity		$ 24,000
Line of Credit Facility, Remaining Borrowing Capacity		7,000
Bahrain LNG Joint Venture [Member] | Construction [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total estimated remaining costs		$ 11,300